Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 14, 2025	Sep. 30, 2024
Stock-Based Compensation [Line Items]
Compensation expense	$ 121,410
Unrestricted common shares (in Shares)		300,000
Granted at-the-money warrants (in Shares)	12,000
Warrants outstanding (in Shares)			2,461,538
Stock price targets over the term	6 years
Estimated fair value	$ 4,800,000
Expense related awards	$ 1,112,705	$ 1,008,015
Cash bonus percentage	2.50%
Cash bonus	$ 20,000,000
Unrestricted Common Stock Awards [Member]
Stock-Based Compensation [Line Items]
Compensation expense		$ 1,359,000
Restricted Stock Units or Stock Options [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)	278,000
Compensation expense	$ 1,715,807
Unrecognized compensation cost	$ 351,687
Weighted-average recognition period	1 year 21 days
Restricted stock units or stock options granted (in Shares)
Restricted stock units or stock options outstanding (in Shares)
Stock Options [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)
Stock options outstanding (in Shares)
Executive [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)	120,000
Cash bonus	$ 10,000,000
Executive [Member] | Unrestricted Common Stock Awards [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)	6,000
Consultants [Member]
Stock-Based Compensation [Line Items]
Compensation expense	$ 3,960,422	$ 950,000
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)	$ 1,500
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)	$ 15,000